SHORT-TERM BANK LOANS AND CURRENT MATURITIES OF LONG-TERM BORROWINGS - Other significant information (Details) Rp in Millions, $ in Millions, $ in Billions	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 IDR (Rp)	Dec. 28, 2020 IDR (Rp)	Nov. 27, 2020 IDR (Rp)	Nov. 16, 2020 IDR (Rp)	Nov. 09, 2020 IDR (Rp)	Oct. 23, 2020 IDR (Rp)	Oct. 07, 2020 IDR (Rp)	Oct. 01, 2020 IDR (Rp)	Aug. 27, 2020 IDR (Rp)	Aug. 24, 2020 IDR (Rp)	Aug. 19, 2020 IDR (Rp)	Mar. 27, 2020 IDR (Rp)
Mandiri maturing on November 21, 2021
Borrowings and other credit facilities
Interest rate (as a percent)	0.60%	0.60%	0.60%
MUFG Bank Maturing on September 27, 2021
Borrowings and other credit facilities
Total facility			Rp 2,660,000
HSBC Credit Agreement on November 27, 2020
Borrowings and other credit facilities
Total facility					Rp 500,000
Unused facilities			200,000
Bank Permata Credit Agreement
Borrowings and other credit facilities
Total facility											Rp 400,000
Bank of China Credit Agreement
Borrowings and other credit facilities
Total facility								Rp 1,000,000
Citibank Credit Agreement
Borrowings and other credit facilities
Total facility							Rp 500,000
Company, Infomedia and Telkom Infratel | DBS Credit Agreements
Borrowings and other credit facilities
Total facility									Rp 1,000,000
Unused facilities			525,000
Company, Metra, Infomedia and Telin | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility														Rp 600,000
Unused facilities			230,000
Company, Sigma and Melon | HSBC Credit Agreement
Borrowings and other credit facilities
Total facility												Rp 700,000
Unused facilities | $	$ 19.5
Company, Infomedia, MD Media and Telkom Infratel | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility										Rp 1,560,000
Unused facilities			200,000
Company and GSD | Bank Cimb Niaga maturing on January 01, 2021
Borrowings and other credit facilities
Total facility			85,000
Company and GSD | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility													Rp 900,000
Unused facilities			19,100
Company, Dayamitra and GSD | HSBC Credit Agreement
Borrowings and other credit facilities
Total facility						Rp 4,400,000
Unused facilities			2,000,000
Company, Metra, MD Media, Metranet and Telkomsel | MUFG Credit Agreement
Borrowings and other credit facilities
Total facility				Rp 1,000,000
Unused facilities			216,000
USD | HSBC maturing on July 15, 2021
Borrowings and other credit facilities
Total facility			Rp 4
Interest rate (as a percent)	9.13%	9.13%	9.13%
USD | DBS maturing on July 31, 2021
Borrowings and other credit facilities
Total facility | $		$ 600,000
Interest rate (as a percent)	3.25%	3.25%	3.25%
Rupiah | Mandiri maturing on November 21, 2021
Borrowings and other credit facilities
Total facility			Rp 2,900,000
Interest rate adjustment (as a percent)	1.50%	1.50%	1.50%
Rupiah | BNI Maturing on November 7, 2021
Borrowings and other credit facilities
Total facility			Rp 615,000
Rupiah | BNI maturing on December 19, 2021
Borrowings and other credit facilities
Total facility			Rp 1,455,000
Rupiah | MUFG Bank Maturing on September 27, 2021
Borrowings and other credit facilities
Interest rate (as a percent)	0.70%	0.70%	0.70%
Rupiah | HSBC maturing on July 15, 2021
Borrowings and other credit facilities
Total facility			Rp 600,000
Interest rate (as a percent)	8.75%	8.75%	8.75%
Rupiah | HSBC maturing on December 31, 2021
Borrowings and other credit facilities
Total facility			Rp 2,850,000
Rupiah | DBS maturing on October 13, 2021
Borrowings and other credit facilities
Total facility			Rp 4,000
Interest rate (as a percent)	9.00%	9.00%	9.00%
Rupiah | DBS maturing on July 31, 2021
Borrowings and other credit facilities
Total facility			Rp 20
Interest rate (as a percent)	10.75%	10.75%	10.75%
Rupiah | PT Bank UOB Indonesia (UOB) maturing on December 20, 2022
Borrowings and other credit facilities
Total facility			Rp 500,000
Interest rate adjustment (as a percent)	1.75%	1.75%	1.75%
Rupiah | Pt BTPN Maturing on March 13 2021
Borrowings and other credit facilities
Total facility			Rp 250,000
Interest rate (as a percent)	1.50%	1.50%	1.50%
Rupiah | SCB maturing on January 17, 2021
Borrowings and other credit facilities
Total facility			Rp 150,000
Interest rate adjustment (as a percent)	2.00%	2.00%	2.00%
Rupiah | Minimum | BNI Maturing on November 7, 2021
Borrowings and other credit facilities
Interest rate (as a percent)	7.90%	7.90%	7.90%
Rupiah | Minimum | BNI maturing on December 19, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.20%	2.20%	2.20%
Rupiah | Minimum | DBS maturing on July 31, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.70%	0.70%	0.70%
Rupiah | Minimum | Bank Cimb Niaga maturing on January 01, 2021
Borrowings and other credit facilities
Interest rate (as a percent)	10.90%	10.90%	10.90%
Rupiah | Maximum | BNI Maturing on November 7, 2021
Borrowings and other credit facilities
Interest rate (as a percent)	9.00%	9.00%	9.00%
Rupiah | Maximum | BNI maturing on December 19, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	2.50%	2.50%	2.50%
Rupiah | Maximum | DBS maturing on July 31, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.45%	1.45%	1.45%
Rupiah | Maximum | Bank Cimb Niaga maturing on January 01, 2021
Borrowings and other credit facilities
Interest rate (as a percent)	11.50%	11.50%	11.50%
Monthly Repayment of Interest | Rupiah | Minimum | HSBC maturing on December 31, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.70%	0.70%	0.70%
Monthly Repayment of Interest | Rupiah | Maximum | HSBC maturing on December 31, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	0.90%	0.90%	0.90%
Quarterly repayment of interest | Rupiah | HSBC maturing on December 31, 2021
Borrowings and other credit facilities
Interest rate adjustment (as a percent)	1.00%	1.00%	1.00%